Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related-Party Transactions [Abstract]
Loans to Principal Officers, Directors and Affiliates

Beginning balance	$682
New loans	1
Effect of changes in composition of related parties	-
Repayments	(48)
Ending balance	$635